Warrants (Tables)	6 Months Ended
Jun. 30, 2024
Warrants [Abstract]
Schedule of Fair Value was Calculated using the Black–Scholes Option Pricing Model	The June 2022 Warrants’ fair value was calculated using the Black–Scholes option pricing model, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:
	December 31, 2023	June 30, 2024
Dividend yield (%)	0	0
Expected volatility (%)	72	72
Risk-free interest rate (%)	3.872	4.324
Underlying share price ($)	4.88	0.80
Exercise price ($)	68.38	68.38
Warrants fair value ($)	192	4